CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Dec. 31, 2021	Jun. 30, 2021 [1]	Jun. 30, 2020
Statement of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized (in shares)	50,000,000	50,000,000	50,000,000
Preferred stock, issued (in shares)	49,360	49,360	53,032
Preferred stock, outstanding (in shares)	49,360	49,360	53,032
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	900,000,000	900,000,000	900,000,000
Common Stock, Shares, Issued	37,485,959	37,485,959	37,412,519
Common Stock, Shares, Outstanding	37,485,959	37,485,959	37,412,519

[1]	Derived from audited financial statements